CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 6,177	$ (79,081)	$ (8,185)	$ (191,942)	$ (44,445)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization and depreciation	2,584	7,115	14,080	43,005	19,132
Amortization of finance lease and telecom real property interest liabilities discount	213	177	317	1,279	2,097
Impairment-decommissions	530	521	687	1,975	2,570
Realized and unrealized loss (gain) on foreign currency debt	(11,500)	(4,269)	(14,607)	40,434	6,118
Amortization of debt discount and deferred financing costs	280	10	135	192	2,920
Provision for bad debt expense	26	53	(45)	323	761
Share-based compensation		71,363	4,103	83,421
Deferred income taxes	339	441	(1,909)	(962)	(570)
Gain on extinguishment of debt				(1,264)
Change in assets and liabilities:
Trade receivables, net	(682)	(404)	(151)	(53)	(2,492)
Prepaid expenses and other assets	935	(1,464)	(1,878)	(5,911)	(6,428)
Accounts payable, accrued expenses and other long-term liabilities	(4,605)	(23,432)	4,084	(15,316)	11,228
Rent received in advance	2,251	36	3,969	2,282	2,520
Net cash provided by (used in) operating activities	(3,452)	(28,934)	600	(42,537)	(6,589)
Cash flows from investing activities:
Cash paid in APW Acquisition, net of cash acquired		(277,065)		(277,065)
Investments in real property interests and related intangible assets	(5,064)	(16,519)	(104,684)	(175,665)	(78,052)
Consolidation of variable interest entity					4,457
Advances on note receivable	(17,500)	(2,500)		(2,500)
Payments received on note receivable				20,000
Purchases of property and equipment	(40)	(119)	(328)	(1,049)	(317)
Net cash used in investing activities	(22,604)	(296,203)	(105,012)	(436,279)	(73,912)
Cash flows from financing activities:
Borrowings under loan agreements			93,940	160,475	75,480
Proceeds from term loans and other debt agreements				3,245	18,600
Repayments of term loans and other debt	(250)		(54)	(48,065)	(19,350)
Debt issuance costs			(1,780)	(3,721)	(3,031)
Repayments of finance lease and telecom real property interest liabilities	(3,149)	(124)	(4,481)	(12,081)	(12,601)
Net cash provided by (used in) financing activities	(3,399)	(124)	87,625	99,853	59,098
Net change in cash and cash equivalents and restricted cash	(29,455)	(325,261)	(16,787)	(378,963)	(21,403)
Effect of change in foreign currency exchange rates on cash, cash equivalents and restricted cash	(232)	(972)	(1,927)	5,783	(1,965)
Cash and cash equivalents and restricted cash at beginning of period		588,628	215,448	588,628
Cash and cash equivalents and restricted cash at beginning of period	78,046	48,359		48,359	101,414
Cash and cash equivalents and restricted cash at end of period	588,628	262,395	196,734	215,448
Cash and cash equivalents and restricted cash at end of period	48,359				78,046
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest	4,684	2,719	9,502	22,574	28,781
Debt issuance costs incurred but not paid					779
Cash paid for income taxes	$ 1,112	$ 77	$ 581	$ 2,748	$ 1,080